Loans (Tables)	12 Months Ended
Mar. 31, 2017
Loans by Facility

Loans by facility as of March 31, 2016 and March 31, 2017 were as follows:

	As of March 31,
	2016		2017		2017
	(In millions)
Retail loans:
Auto loans	Rs.	589,010.3	Rs.	720,657.8	US$	11,112.7
Personal loans/Credit cards		626,152.2		841,806.8		12,980.8
Retail business banking		791,857.3		913,720.2		14,089.7
Commercial vehicle and construction equipment finance		369,992.4		460,365.2		7,098.9
Housing loans		318,692.0		383,866.9		5,919.3
Other retail loans		762,861.5		728,544.4		11,234.4

Subtotal	Rs.	3,458,565.7	Rs.	4,048,961.3	US$	62,435.8
Wholesale loans	Rs.	1,534,268.7	Rs.	1,939,948.4	US$	29,914.4

Gross loans		4,992,834.4		5,988,909.7		92,350.2
Less: Allowance for credit losses		57,360.1		78,496.9		1,210.5

Total	Rs.	4,935,474.3	Rs.	5,910,412.8	US$	91,139.7

Financing Receivable, by Maturity

The maturity of gross loans as of March 31, 2017 is set out below:

	As of March 31, 2017
	Wholesale loans		Retail loans		Total
	(In millions)
Maturity profile of loans:
Within one year	Rs.	1,057,595.8	Rs.	1,180,988.2	Rs.	2,238,584.0
Over one year through five years		689,181.5		2,521,946.3		3,211,127.8
Over five years		193,171.1		346,026.8		539,197.9

Total gross loans	Rs.	1,939,948.4	Rs.	4,048,961.3	Rs.	5,988,909.7

Total gross loans	US$	29,914.4	US$	62,435.8	US$	92,350.2

Financing Receivable Credit Quality Indicators

Gross loans analyzed by performance are as follows:

	As of
	March 31, 2016		March 31, 2017		March 31, 2017
	(In millions)
Performing	Rs.	4,939,851.7	Rs.	5,905,930.0	US$	91,070.6
Impaired		52,982.7		82,979.7		1,279.6

Total gross loans	Rs.	4,992,834.4	Rs.	5,988,909.7	US$	92,350.2

Past Due Financing Receivables

The following table provides details of age analysis of loans as of March 31, 2016 and March 31, 2017.

	As of March 31, 2016
	31-90 days past due		Impaired / 91 days or more past due		Total current [1,2]		Total
	(in millions)
Retail Loans
Auto loans	Rs.	3,383.3	Rs.	4,494.5	Rs.	581,132.5	Rs.	589,010.3
Personal loans/Credit card		4,228.6		4,441.6		617,482.0		626,152.2
Retail business banking		8,281.2		15,486.0		768,090.1		791,857.3
Commercial vehicle and construction equipment finance		5,146.2		5,150.7		359,695.5		369,992.4
Housing loans		62.2		1,068.6		317,561.2		318,692.0
Other retail		3,842.8		6,781.6		752,237.1		762,861.5
Wholesale loans		1,823.7		15,559.7		1,516,885.3		1,534,268.7

Total	Rs.	26,768.0	Rs.	52,982.7	Rs.	4,913,083.7	Rs.	4,992,834.4

1)	Loans up to 30 days past due are considered current
2)	Includes crop related agricultural loans with days past due less than 366 as they are not considered as impaired

	As of March 31, 2017
	31-90 days past due		Impaired / 91 days or more past due		Total current [1,2]		Total
	(in millions)
Retail Loans
Auto loans	Rs.	3,300.4	Rs.	6,105.6	Rs.	711,251.8	Rs.	720,657.8
Personal loans/Credit card		5,305.5		6,467.4		830,033.9		841,806.8
Retail business banking		7,959.1		21,060.1		884,701.0		913,720.2
Commercial vehicle and construction equipment finance		6,098.3		6,086.6		448,180.3		460,365.2
Housing loans		47.6		1,678.2		382,141.1		383,866.9
Other retail		11,635.5		11,306.1		705,602.8		728,544.4
Wholesale loans		1,062.7		30,275.7		1,908,610.0		1,939,948.4

Total	Rs.	35,409.1	Rs.	82,979.7	Rs.	5,870,520.9	Rs.	5,988,909.7

Total	US$	546.0	US$	1,279.6	US$	90,524.6	US$	92,350.2

1)	Loans up to 30 days past due are considered current
2)	Includes crop related agricultural loans with days past due less than 366 as they are not considered as impaired

Impaired Financing Receivables

The following table provides details of impaired loans as of March 31, 2016 and March 31, 2017.

	As of March 31, 2016
	Recorded investments		Unpaid principal balance		Related specific allowance		Average recorded investments		Finance receivable on non-accrual status
	(In millions)
Retail Loans
Auto loans	Rs.	4,494.5	Rs.	4,494.5	Rs.	2,101.1	Rs.	3,606.6	Rs.	4,494.5
Personal loans/Credit card		4,441.6		4,441.6		2,638.6		3,545.0		4,441.6
Retail business banking		15,486.0		15,486.0		10,617.5		12,749.3		15,485.5
Commercial vehicle and construction equipment finance		5,150.7		5,150.7		3,876.7		5,355.1		5,150.7
Housing loans		1,068.6		1,068.6		410.4		655.7		1,068.6
Other retail		6,781.6		6,781.6		3,950.4		5,717.6		6,781.6
Wholesale loans		15,559.7		15,559.7		7,413.4		14,524.7		11,268.9

Total	Rs.	52,982.7	Rs.	52,982.7	Rs.	31,008.1	Rs.	46,154.0	Rs.	48,691.4

	As of March 31, 2017
	Recorded investments		Unpaid principal balance		Related specific allowance		Average recorded investments		Finance receivable on non-accrual status
	(In millions)
Retail Loans
Auto loans	Rs.	6,105.6	Rs.	6,105.6	Rs.	2,792.9	Rs.	5,300.1	Rs.	6,105.6
Personal loans/Credit card		6,467.4		6,467.4		4,040.0		5,454.5		6,467.4
Retail business banking		21,060.1		21,060.1		15,278.4		18,273.1		21,060.1
Commercial vehicle and construction equipment finance		6,086.6		6,086.6		4,398.5		5,618.7		6,086.6
Housing loans		1,678.2		1,678.2		739.3		1,373.4		1,678.2
Other retail		11,306.1		11,306.1		6,767.5		9,043.9		11,306.1
Wholesale loans		30,275.7		30,275.7		11,713.5		22,917.7		30,275.7

Total	Rs.	82,979.7	Rs.	82,979.7	Rs.	45,730.1	Rs.	67,981.4	Rs.	82,979.7

Total	US$	1,279.6	US$	1,279.6	US$	705.2	US$	1,048.3	US$	1,279.6

Allowance for Credit Losses on Financing Receivables

Allowance for credit losses as of March 31, 2015 are as follows:

	As of March 31, 2015
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	796.1	Rs.	1,267.3	Rs.	5,598.1	Rs.	3,472.9	Rs.	116.7	Rs.	2,082.0	Rs.	7,316.1	Rs.	19,225.5	Rs.	2,738.5	Rs.	42,613.2
Write-offs		(2,858.9)		(7,418.1)		(380.8)		(4,327.8)		(9.2)		(1,328.8)		(3,480.4)						(19,804.0)
Net allowance for credit losses*		3,288.8		7,784.8		1,888.3		4,485.5		19.9		2,148.4		4,248.1		151.2		509.9		24,524.9
Allowance for credit losses, end of the period	Rs.	1,226.0	Rs.	1,634.0	Rs.	7,105.6	Rs.	3,630.6	Rs.	127.4	Rs.	2,901.6	Rs.	8,083.8	Rs.	19,376.7	Rs.	3,248.4	Rs.	47,334.1

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	8,083.8	Rs.	—	Rs.	—	Rs.	8,083.8
Allowance collectively evaluated for impairment		1,226.0		1,634.0		7,105.6		3,630.6		127.4		2,901.6		—		19,376.7		3,248.4		39,250.3
Loans:
Loans individually evaluated for impairment		—		—		—		—		—		—		13,489.6		—		—		13,489.6
Loans collectively evaluated for impairment		2,718.7		2,648.4		10,012.5		5,559.4		242.7		4,653.5		—		2,695,153.3		1,208,971.0		3,929,959.5

*	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 7,524.7 million.

Allowance for credit losses as of March 31, 2016 are as follows:

	As of March 31, 2016
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total
	(In millions)

Allowance for credit losses, beginning of the period	Rs.	1,226.0	Rs.	1,634.0	Rs.	7,105.6	Rs.	3,630.6	Rs.	127.4	Rs.	2,901.6	Rs.	8,083.8	Rs.	19,376.7	Rs.	3,248.4	Rs.	47,334.1
Write-offs		(3,581.4)		(8,296.6)		(686.1)		(3,065.1)		(29.0)		(1,818.4)		(2,742.0)						(20,218.6)
Net allowance for credit losses*		4,456.5		9,301.2		4,198.0		3,311.2		312.0		2,867.2		2,071.6		3,171.9		555.0		30,244.6
Allowance for credit losses, end of the period	Rs.	2,101.1	Rs.	2,638.6	Rs.	10,617.5	Rs.	3,876.7	Rs.	410.4	Rs.	3,950.4	Rs.	7,413.4	Rs.	22,548.6	Rs.	3,803.4	Rs.	57,360.1

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	7,413.4	Rs.	—	Rs.	—	Rs.	7,413.4
Allowance collectively evaluated for impairment		2,101.1		2,638.6		10,617.5		3,876.7		410.4		3,950.4		—		22,548.6		3,803.4		49,946.7
Loans:
Loans individually evaluated for impairment		—		—		—		—		—		—		15,559.7		—		—		15,559.7
Loans collectively evaluated for impairment		4,494.5		4,441.6		15,486.0		5,150.7		1,068.6		6,781.6		—		3,421,142.7		1,518,709.0		4,977,274.7

*	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 8,713.3 million.

Allowance for credit losses as of March 31, 2017 are as follows:

	As of March 31, 2017
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	2,101.1	Rs.	2,638.6	Rs.	10,617.5	Rs.	3,876.7	Rs.	410.4	Rs.	3,950.4	Rs.	7,413.4	Rs.	22,548.6	Rs.	3,803.4	Rs.	57,360.1	US$	884.5
Write-offs		(5,155.0)		(11,639.3)		(1,453.4)		(3,227.4)		(32.9)		(2,793.5)		(2,261.7)		—		—		(26,563.2)		(409.6)
Net allowance for credit losses*		5,846.8		13,040.7		6,114.3		3,749.2		361.8		5,610.6		6,561.8		5,562.0		852.8		47,700.0		735.6
Allowance for credit losses, end of the period	Rs.	2,792.9	Rs.	4,040.0	Rs.	15,278.4	Rs.	4,398.5	Rs.	739.3	Rs.	6,767.5	Rs.	11,713.5	Rs.	28,110.6	Rs.	4,656.2	Rs.	78,496.9	US$	1,210.5

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	11,713.5	Rs.	—	Rs.	—	Rs.	11,713.5	US$	180.7
Allowance collectively evaluated for impairment		2,792.9		4,040.0		15,278.4		4,398.5		739.3		6,767.5		—		28,110.6		4,656.2		66,783.4		1,029.8
Loans:
Loans individually evaluated for impairment		—		—		—		—		—		—		30,275.7		—		—		30,275.7		466.9
Loans collectively evaluated for impairment		6,105.6		6,467.4		21,060.1		6,086.6		1,678.2		11,306.1		—		3,996,257.3		1,909,672.7		5,958,634.0		91,883.3

*	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 9,748.6 million (US$ 150.2)

Troubled Debt Restructurings Modifications

The following table summarizes the Bank’s TDR modifications during the year ended March 31, 2016 and March 31, 2017 presented by primary modification type and includes the financial effects of these modifications.

	Fiscal year ended March 31, 2016
	Carrying value		TDRs involving changes in the amount of principal payments (1)		TDRs involving changes in the amount of interest payments (2)		TDRs involving changes in the amount of both principal and interest payments		Balance of principal forgiven		Net P&L impact (3)
	(In millions)

Retail Loans
Retail business banking	Rs.	19.0	Rs.	—	Rs.	19.0	Rs.	—	Rs.	—	Rs.	0.1
Commercial vehicle and construction equipment finance		67.0		—		67.0		—		—		17.0
Wholesale loans		38.0		—		38.0		—		—		23.1

Total(4)	Rs.	124.0	Rs.	—	Rs.	124.0	Rs.	—	Rs.	—	Rs.	40.2

(1)	TDRs involving changes in the amount of principal payment may include principal forgiveness or deferral of periodic and/or final principal payments.
(2)	TDRs involving changes in the amount of interest payments may involve a reduction in interest rate.
(3)	Balances reflect charge-offs and/or allowance for credit losses and/or income not recognized/deferred
(4)	TDR modification during the year ended March 31, 2016 comprised of three cases.

	Fiscal year ended March 31, 2017
	Carrying value		TDRs involving changes in the amount of principal payments (1)		TDRs involving changes in the amount of interest payments (2)		TDRs involving changes in the amount of both principal and interest payments		Balance of principal forgiven		Net P&L impact (3)
	(In millions)

Retail Loans
Retail business banking	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—
Commercial vehicle and construction equipment finance		—		—		—		—		—		—
Wholesale loans		12,747.5		—		—		12,747.5		—		1,278.4

Total(4)	Rs.	12,747.5	Rs.	—	Rs.	—	Rs.	12,747.5	Rs.	—	Rs.	1,278.4

Total(4)	US$	196.6	US$	—	US$	—	US$	196.6	US$	—	US$	19.7

(1)	TDRs involving changes in the amount of principal payment may include principal forgiveness or deferral of periodic and/or final principal payments.
(2)	TDRs involving changes in the amount of interest payments may involve a reduction in interest rate.
(3)	Balances reflect charge-offs and/or allowance for credit losses and/or income not recognized/deferred
(4)	TDR modification during the year ended March 31, 2017 comprised of one case.

The table below summarizes TDRs that have defaulted in the current period within 12 months of their modification date. The defaulted TDRs are based on a payment default definition of 90 days past due.

	As of March 31, 2017
	recorded investments
	(In millions)
Retail loans
Retail business banking	Rs.	17.3
Commercial vehicle and construction equipment finance		45.4
Wholesale loans		40.5

Total	Rs.	103.2

Total	US$	1.6

Schedule of Interest and Fee Income, Loans and Leases

Interest on loans by facility are as follows:

	Fiscal years ended March 31,
	2015		2016		2017		2017
	(In millions)
Wholesale loans	Rs.	105,465.8	Rs.	116,589.2	Rs.	134,543.1	US$	2,074.7
Retail loans		282,798.9		354,229.3		418,143.7		6,447.8

Total	Rs.	388,264.7	Rs.	470,818.5	Rs.	552,686.8	US$	8,522.5

Receivable By Industry
Impaired Financing Receivables

Impaired loans by industry as of March 31, 2016 and March 31, 2017 are as follows:

	As of March 31, 2016
	(In millions)
Gross impaired loans by industry:
—Agriculture and Allied Activities	Rs.	7,397.1
—Iron & Steel		4,712.7
—Wholesale Trade		4,671.8
—Consumer Loans*		3,818.7
—Real estate & Property services		3,559.2
—Construction and Developers (Infrastructure)		2,991.7
—Others (none greater than 5% of impaired loans)		25,831.5

Total	Rs.	52,982.7

	As of March 31, 2017
	(In millions)
Gross impaired loans by industry:
—Wholesale Trade- Consumer Goods	Rs.	15,722.9	US$	242.5
—Consumer Loans*		10,760.3		165.9
—Iron & Steel		4,499.4		69.4
—Agriculture Production—Food		4,217.1		65.0
—Others (none greater than 5% of impaired loans)		47,780.0		736.8

Total	Rs.	82,979.7	US$	1,279.6

*	Primarily includes retail loans such as personal loans, auto loans and from fiscal 2017 also includes credit card receivables and housing loans.

Summary information relating to impaired loans during the year ended March 31, 2015, March 31, 2016 and March 31, 2017 is as follows:

	Fiscal Year ended March 31,
	2015		2016		2017		2017
	(In millions)
Average impaired loans, net of allowance	Rs.	11,826.6	Rs.	18,295.2	Rs.	29,612.1	US$	456.6
Interest income recognized on impaired loans	Rs.	1,898.0	Rs.	2,848.5	Rs.	3,472.7	US$	53.5

Wholesale loans
Financing Receivable Credit Quality Indicators

Wholesale Loans

The Bank has in place a process of grading each borrower according to its financial health and the performance of its business and each borrower is graded as pass/labeled/impaired. Wholesale loans that are not impaired are disclosed as pass or labeled and considered to be performing. Labeled loans are those with evidence of weakness where such exposures indicate deteriorating trends which if not corrected could adversely impact repayment of the obligations. The Bank’s model assesses the overall risk over four major categories – industry risk, business risk, management risk and financial risk. The inputs in each of the categories are combined to provide an aggregate numerical rating, which is a function of the aggregate weighted scores based on the assessment under each of these four risk categories.

	As of March 31,
	2016		2017		2017
	(In millions)
Credit quality indicators-Internally assigned grade and payment activity
Pass	Rs.	1,517,064.5	Rs.	1,893,736.5	US$	29,201.8
Labeled		1,644.5		15,936.2		245.7
Impaired		15,559.7		30,275.7		466.9

Total	Rs.	1,534,268.7	Rs.	1,939,948.4	US$	29,914.4

Retail Loans
Financing Receivable Credit Quality Indicators

Retail Loans

Credit quality indicator based on payment activity as of March 31, 2016 and as of March 31, 2017 is given below.

	As of March 31, 2016
	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Total
	(In millions)
Performing	Rs.	584,515.8	Rs.	621,710.6	Rs.	776,371.3	Rs.	364,841.7	Rs.	317,623.4	Rs.	756,079.9	Rs.	3,421,142.7
Impaired		4,494.5		4,441.6		15,486.0		5,150.7		1,068.6		6,781.6		37,423.0

Total	Rs.	589,010.3	Rs.	626,152.2	Rs.	791,857.3	Rs.	369,992.4	Rs.	318,692.0	Rs.	762,861.5	Rs.	3,458,565.7

	As of March 31, 2017
	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Total
	(In millions)
Performing	Rs.	714,552.2	Rs.	835,339.4	Rs.	892,660.1	Rs.	454,278.6	Rs.	382,188.7	Rs.	717,238.3	Rs.	3,996,257.3
Impaired		6,105.6		6,467.4		21,060.1		6,086.6		1,678.2		11,306.1		52,704.0

Total	Rs.	720,657.8	Rs.	841,806.8	Rs.	913,720.2	Rs.	460,365.2	Rs.	383,866.9	Rs.	728,544.4	Rs.	4,048,961.3

Total	US$	11,112.7	US$	12,980.8	US$	14,089.7	US$	7,098.9	US$	5,919.3	US$	11,234.4	US$	62,435.8